Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2015:
U.S. federal	$7,686	$(930)	$6,756
State and local	1,746	(246)	1,500
Foreign	1,527	12,275	13,802

	$10,959	$11,099	$22,058

Year ended December 31, 2014:
U.S. federal	$8,721	$(119,014)	$(110,293)
State and local	2,632	(2,909)	(277)
Foreign	692	(214)	478

	$12,045	$(122,137)	$(110,092)

Year ended December 31, 2013:
U.S. federal	$930	$21,681	$22,611
State and local	1,609	1,165	2,774
Foreign	1,553	(4,097)	(2,544)

	$4,092	$18,749	$22,841

U.S. and Foreign Components of Earnings Before Income Taxes	The U.S. and foreign components of earnings before income taxes are as follows:

	2015	2014	2013
U.S.	$282,774	$144,298	$62,506
Foreign	1,854	(872)	474

Total	$284,628	$143,426	$62,980

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2015	2014	2013
Income tax expense at U.S. federal statutory rate	$99,620	$50,199	$22,043
Tax adjustment related to REIT (a)	(92,073)	(44,891)	—
State and local income taxes, net of federal income tax benefit	1,180	1,017	3,585
Book expenses not deductible for tax purposes	2,117	2,061	1,351
Stock-based compensation	66	(33)	65
Valuation allowance (b)	13,818	—	(1,097)
Rate change (c)	90	91	(2,565)
Deferred tax adjustment due to REIT conversion	—	(120,081)	—
Other differences, net	(2,760)	1,545	(541)

Income tax expense	$22,058	$(110,092)	$22,841

(a)	Includes dividend paid deduction of $83,750 and $62,937 for the tax years ended December 31, 2015 and 2014, respectively.

(b)	In May of 2015, Puerto Rico’s “Act 72 of 2015” was signed into law. Under the enacted legislation, significant changes to the 2011 Internal Revenue Code rendered the Company’s tax planning strategy to provide a source of taxable income to support recognition of deferred tax assets in Puerto Rico no longer feasible. As a result, for the year ended December 31, 2015, a non-cash valuation allowance of $13,818 was recorded to income tax expense due to our limited ability to utilize the Puerto Rico deferred tax assets in future years.

(c)	In 2013, the “Tax Burden Adjustment and Redistribution Act” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was increased to 39% from 30%. As a result, a non-cash benefit of $2,479 to income tax expense was recorded for the increase of the Puerto Rico net deferred tax asset. Also in 2013, British Columbia Bill 2 was signed into law. The enacted legislation increased the general corporate income tax rate to 11% from 10%. As a result, a non-cash benefit of $86 to income tax expense was recorded for the increase of the Canadian net deferred tax asset.

Components of Deferred Taxes

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2015	2014
Deferred tax assets:
Allowance for doubtful accounts	$722	$255
Accrued liabilities not deducted for tax purposes	4,362	4,703
Asset retirement obligation	97	79
Net operating loss carry forwards	12,762	11,881
Tax credit carry forwards	155	209
Charitable contributions carry forward	6	9
Property, plant and equipment	1,080	65
Investment in partnerships	246	354

Gross deferred tax assets	19,430	17,555
Less: valuation allowance	(13,827)	(9)

Net deferred tax assets	5,603	17,546

Deferred tax liabilities:
Intangibles	(6,303)	(4,321)

Gross deferred tax liabilities	(6,303)	(4,321)

Net deferred tax (liabilities) assets	$(700)	$13,225

Classification in the consolidated balance sheets:
Current deferred tax assets	$1,352	$729
Noncurrent deferred tax assets	—	12,496
Noncurrent deferred tax liabilities	(2,052)	—

Net deferred tax (liabilities) assets	$(700)	$13,225

LAMAR MEDIA CORP [Member]
Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2015:
U.S. federal	7,686	(930)	6,756
State and local	1,746	(246)	1,500
Foreign	1,527	12,275	13,802

	$10,959	$11,099	$22,058

Year ended December 31, 2014:
U.S. federal	8,993	(151,191)	(142,198)
State and local	2,579	(4,124)	(1,545)
Foreign	692	(213)	479

	$12,264	$(155,528)	$(143,264)

Year ended December 31, 2013:
U.S. federal	$930	$21,798	$22,728
State and local	1,609	1,184	2,793
Foreign	1,553	(4,097)	(2,544)

	$4,092	$18,885	$22,977

U.S. and Foreign Components of Earnings Before Income Taxes	The U.S. and foreign components of earnings before income taxes are as follows:

	2015	2014	2013
U.S.	$283,107	$144,643	$62,841
Foreign	1,854	(872)	474

Total	$284,961	$143,771	$63,315

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2015	2014	2013
Income tax expense at U.S. federal statutory rate	$99,736	$50,320	$22,160
Tax adjustment related to REIT (a)	(92,189)	(45,012)	—
State and local income taxes, net of federal income tax benefit	1,180	1,017	3,601
Book expenses not deductible for tax purposes	2,117	2,061	1,351
Stock-based compensation	66	(33)	65
Valuation allowance (b)	13,818	—	(1,094)
Rate Change (c)	90	91	(2,565)
Deferred tax adjustment due to REIT conversion	—	(153,472)	—
Other differences, net	(2,760)	1,764	(541)

Income tax expense	$22,058	$(143,264)	$22,977

(a)	Includes dividend paid deduction of $83,866 and $63,058 for the tax years ended 2015 and 2014, respectively.
(b)	In 2015, Puerto Rico’s “Act 72 of 2015” was signed into law. Under the enacted legislation, significant changes to the 2011 Internal Revenue Code rendered the Company’s tax planning strategy to provide a source of taxable income to support recognition of deferred tax assets in Puerto Rico no longer feasible. As a result, a non-cash valuation allowance of $13,818 was recorded to income tax expense due to our limited ability to utilize the Puerto Rico deferred tax assets in future years.
(c)	In 2013, the “Tax Burden Adjustment and Redistribution Act” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was increased to 39% from 30%. As a result, a non-cash benefit of $2,479 to income tax expense was recorded for the increase of the Puerto Rico net deferred tax asset. Also in 2013, British Columbia Bill 2 was signed into law. The enacted legislation increased the general corporate income tax rate to 11% from 10%. As a result, a non-cash benefit of $86 to income tax expense was recorded for the increase of the Canadian net deferred tax asset.

Components of Deferred Taxes

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2015	2014
Deferred tax assets:
Allowance for doubtful accounts	$722	$255
Accrued liabilities not deducted for tax purposes	4,362	4,703
Asset retirement obligation	97	79
Net operating loss carry forwards	12,762	11,881
Tax credit carry forwards	155	209
Charitable contributions carry forward	6	9
Property, plant and equipment	1,080	65
Investment in partnership	246	354

Gross deferred tax assets	19,430	17,555
Less: valuation allowance	(13,827)	(9)

Net deferred tax assets	5,603	17,546

Deferred tax liabilities:
Intangibles	(6,303)	(4,321)

Gross deferred tax liabilities	(6,303)	(4,321)

Net deferred tax (liabilities) assets	(700)	$13,225

Classification in the consolidated balance sheets:
Current deferred tax assets	$1,352	$729
Noncurrent deferred tax assets	—	12,496
Noncurrent deferred tax liabilities	(2,052)	—

Net deferred tax (liabilities) assets	$(700)	$13,225